REVENUE- Disaggregation of Revenue (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [line items]
Revenue	$ 6,482	$ 5,429	$ 12,783	$ 10,821
Utilities
Disclosure of operating segments [line items]
Revenue	2,365	2,187	4,702	4,317
Midstream
Disclosure of operating segments [line items]
Revenue	1,916	984	3,698	2,033
Data
Disclosure of operating segments [line items]
Revenue	1,129	1,108	2,265	2,147
Transport
Disclosure of operating segments [line items]
Revenue	$ 1,072	$ 1,150	$ 2,118	$ 2,324